SUMMARY OF LEASE TERMINATION (Details)	3 Months Ended
Mar. 31, 2023
Meadowood Facility [Member]
Date	2022-04
Former Operator	C.R. Management
Current Operator	Regional Health (managed by Cavalier Senior Living Operations)
Glenvue Facility [Member]
Date	2022-08
Former Operator	C.R. Management
Current Operator	Regional Health